Capital structure and financial items - Financial risks - Foreign Exchange Sensitivity Analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent increase/decrease in currencies that would impact operating profit	5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	kr 1,950	kr 2,000
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	450	350
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	150	160
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	130	90
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	100	85
5% increase in all other currencies against DKK and EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	(1,811)	(1,988)
Income statement	199	115
Total	(1,612)	(1,873)
5% increase in all other currencies against DKK and EUR | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	135	157
5% decrease in all other currencies against DKK and EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	1,811	1,988
Income statement	(199)	(115)
Total	kr 1,612	kr 1,873